CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT (UNAUDITED) - USD ($)	Total	Additional Paid-in Capital	Accumulated Deficit	Class A Ordinary Shares	Class A Ordinary Shares Common Stock	Class B Ordinary Shares	Class B Ordinary Shares Common Stock
Beginning Balance at Jan. 20, 2021	$ 0	$ 0	$ 0		$ 0		$ 0
Beginning Balance, Shares at Jan. 20, 2021					0		0
Issuance of Class B ordinary shares to Sponsor	25,000	24,425					$ 575
Issuance of Class B ordinary shares to Sponsor, Shares							5,750,000
Proceeds allocate to public warrants, net of offering costs	9,072,568	9,072,568
Sale of 10,050,000 private placement warrants to Sponsor, net of offering costs	10,014,058	10,014,058
Net loss	(313,274)		(313,274)
Remeasurement of Class A common stock to redemption amount	(25,994,420)	(19,111,051)	(6,883,369)
Ending Balance at Dec. 31, 2021	(7,196,068)	0	(7,196,643)		$ 0		$ 575
Ending Balance, Shares at Dec. 31, 2021					0		5,750,000
Net loss	(490,179)		(490,179)
Ending Balance at Mar. 31, 2022	(7,686,247)	0	(7,686,822)		$ 0		$ 575
Ending Balance, Shares at Mar. 31, 2022					0		5,750,000
Beginning Balance at Dec. 31, 2021	(7,196,068)	0	(7,196,643)		$ 0		$ 575
Beginning Balance, Shares at Dec. 31, 2021					0		5,750,000
Net loss	(537,932)			$ (430,346)		$ (107,586)
Ending Balance at Jun. 30, 2022	(7,980,790)	0	(7,981,365)		$ 0		$ 575
Ending Balance, Shares at Jun. 30, 2022					0		5,750,000
Beginning Balance at Dec. 31, 2021	(7,196,068)	0	(7,196,643)		$ 0		$ 575
Beginning Balance, Shares at Dec. 31, 2021					0		5,750,000
Net loss	(1,763,793)		(1,763,793)	(1,360,510)		(403,283)
Remeasurement of Class A common stock to redemption amount	(2,129,761)		(2,129,761)
Ending Balance at Dec. 31, 2022	(11,089,622)	0	(11,090,197)		$ 0		$ 575
Ending Balance, Shares at Dec. 31, 2022					0		5,750,000
Beginning Balance at Mar. 31, 2022	(7,686,247)	0	(7,686,822)		$ 0		$ 575
Beginning Balance, Shares at Mar. 31, 2022					0		5,750,000
Net loss	(47,753)		(47,753)	(38,202)		(9,551)
Remeasurement of Class A common stock to redemption amount	(246,790)		(246,790)
Ending Balance at Jun. 30, 2022	(7,980,790)	0	(7,981,365)		$ 0		$ 575
Ending Balance, Shares at Jun. 30, 2022					0		5,750,000
Beginning Balance at Dec. 31, 2022	(11,089,622)	0	(11,090,197)		$ 0		$ 575
Beginning Balance, Shares at Dec. 31, 2022					0		5,750,000
Net loss	(2,043,322)		(2,043,322)
Remeasurement of Class A common stock to redemption amount	(553,425)		(553,425)
Initial measurement of forward purchase units	(3,830,000)		(3,830,000)
Reduction of deferred underwriting fee payable	2,415,000		2,415,000
Ending Balance at Mar. 31, 2023	(15,101,369)	0	(15,101,944)		$ 0		$ 575
Ending Balance, Shares at Mar. 31, 2023					0		5,750,000
Beginning Balance at Dec. 31, 2022	(11,089,622)	0	(11,090,197)		$ 0		$ 575
Beginning Balance, Shares at Dec. 31, 2022					0		5,750,000
Net loss	(3,417,617)			(983,898)		(2,433,719)
Initial measurement of forward purchase units	(3,830,000)
Reduction of deferred underwriting fee payable	2,415,000
Ending Balance at Jun. 30, 2023	(17,030,478)	0	(17,031,053)		$ 0		$ 575
Ending Balance, Shares at Jun. 30, 2023					0		5,750,000
Beginning Balance at Mar. 31, 2023	(15,101,369)	0	(15,101,944)		$ 0		$ 575
Beginning Balance, Shares at Mar. 31, 2023					0		5,750,000
Net loss	(1,374,295)		(1,374,295)	$ (379,403)		$ (944,892)
Remeasurement of Class A common stock to redemption amount	(554,814)		(554,814)
Ending Balance at Jun. 30, 2023	$ (17,030,478)	$ 0	$ (17,031,053)		$ 0		$ 575
Ending Balance, Shares at Jun. 30, 2023					0		5,750,000